Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Small Cap Index Fund
January 31, 2026
ZAP-NPRT3-0426
1.9881629.108
Common Stocks - 99.6%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	13,210	259,577
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	7,138	73,022
CANADA - 0.5%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	12,138	55,592
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	3,130	201,948
Information Technology - 0.4%
Software - 0.4%
D-Wave Quantum Inc (b)(c)	44,814	950,953
Hut 8 Corp (United States) (b)	12,429	693,911
TOTAL INFORMATION TECHNOLOGY		1,644,864
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)	5,889	142,219
TOTAL CANADA		2,044,623
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	26,070	106,887
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	7,243	44,762
Paper & Forest Products - 0.0%
Mercer International Inc	5,694	11,559
TOTAL GERMANY		56,321
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	61,899	97,800
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	4,887	63,140
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	5,532	48,737
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	1,907	150,825
TOTAL IRELAND		262,702
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	20,708	185,958
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (b)	16,058	592,701
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	4,899	311,674
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	8,072	183,396
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	2,180	23,543
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	5,208	40,206
Liberty Latin America Ltd Class C (b)	15,230	118,489
TOTAL COMMUNICATION SERVICES		158,695
Financials - 0.3%
Banks - 0.2%
First BanCorp/Puerto Rico	20,278	448,549
Ofg Bancorp	5,702	229,791
		678,340
Financial Services - 0.1%
EVERTEC Inc	8,301	249,113
TOTAL FINANCIALS		927,453
TOTAL PUERTO RICO		1,086,148
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	6,742	386,519
SWEDEN - 0.1%
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	13,426	274,025
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	17,108	308,628
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	3,288	97,818
UNITED KINGDOM - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	3,534	53,505
UNITED STATES - 98.0%
Communication Services - 3.7%
Diversified Telecommunication Services - 1.5%
Anterix Inc (b)	2,417	63,483
AST SpaceMobile Inc Class A (b)(c)	31,218	3,471,755
Atn International Inc	1,290	31,205
Bandwidth Inc Class A (b)	3,705	51,759
Cogent Communications Holdings Inc	6,104	148,327
Globalstar Inc (b)	6,562	404,350
IDT Corp Class B	2,696	131,106
Lumen Technologies Inc (b)	121,991	1,075,961
Shenandoah Telecommunications Co	5,875	69,736
Uniti Group Inc (b)	23,307	193,914
		5,641,596
Entertainment - 0.6%
AMC Entertainment Holdings Inc Class A (b)(c)	66,032	91,784
Atlanta Braves Holdings Inc Class A (b)	1,238	54,497
Atlanta Braves Holdings Inc Class C (b)	6,030	240,778
Cinemark Holdings Inc	13,332	315,702
Eventbrite Inc Class A (b)	10,508	46,445
Madison Square Garden Entertainment Corp Class A (b)	5,219	322,900
Madison Square Garden Sports Corp Class A (b)	2,322	658,403
Marcus Corp/The	2,965	44,742
Sphere Entertainment Co Class A (b)	3,417	326,358
Starz Entertainment Corp	1,669	16,673
Vivid Seats Inc Class A (b)(c)	944	6,881
		2,125,163
Interactive Media & Services - 0.5%
Angi Inc Class A (b)	4,619	59,955
Bumble Inc Class A (b)	10,098	33,828
Cargurus Inc Class A (b)	10,518	340,783
Cars.com Inc (b)	7,138	81,088
EverQuote Inc Class A (b)	3,551	80,608
fuboTV Inc Class A (b)	44,098	98,339
MediaAlpha Inc Class A (b)	4,331	44,306
Nextdoor Holdings Inc Class A (b)	29,209	57,250
QuinStreet Inc (b)	7,326	97,363
Rumble Inc Class A (b)(c)	14,354	81,674
Shutterstock Inc	3,252	64,552
TripAdvisor Inc Class A	15,169	201,596
Trump Media & Technology Group Corp (b)	20,986	268,201
Yelp Inc Class A (b)	7,579	207,513
ZipRecruiter Inc Class A (b)	8,046	19,792
		1,736,848
Media - 1.0%
AMC Networks Inc Class A (b)	4,036	31,118
Boston Omaha Corp (b)	2,845	34,737
Cable One Inc	594	48,108
Cardlytics Inc (b)	6,774	6,561
Clear Channel Outdoor Holdings Inc (b)	41,578	86,898
DoubleVerify Holdings Inc (b)	17,349	187,716
EchoStar Corp Class A (b)(c)	17,398	1,969,803
EW Scripps Co/The Class A (b)	8,744	29,292
Gray Media Inc	10,917	49,236
Ibotta Inc Class A (b)	1,728	35,700
iHeartMedia Inc Class A (b)	15,816	51,244
John Wiley & Sons Inc Class A	5,269	164,551
Magnite Inc (b)	18,580	268,853
MNTN Inc Class A (b)	1,430	13,156
National CineMedia Inc	12,479	45,049
NIQ Global Intelligence Plc	6,451	109,602
Optimum Communications Inc Class A (b)	34,324	52,516
PubMatic Inc Class A (b)	4,643	33,708
Scholastic Corp (c)	2,929	102,427
Sinclair Inc Class A	5,114	74,204
Stagwell Inc Class A (b)	13,988	84,068
TechTarget Inc (b)	3,690	19,336
Thryv Holdings Inc (b)	5,187	24,949
USA TODAY Co Inc (b)	15,974	94,566
		3,617,398
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	1,864	89,826
Gogo Inc (b)	9,851	45,216
Spok Holdings Inc	2,700	37,179
Telephone and Data Systems Inc	12,694	572,880
		745,101
TOTAL COMMUNICATION SERVICES		13,866,106
Consumer Discretionary - 9.9%
Automobile Components - 1.0%
Adient PLC (b)	10,254	213,283
American Axle & Manufacturing Holdings Inc (b)	15,290	121,861
Cooper-Standard Holdings Inc (b)	2,307	72,371
Dana Inc	15,084	435,928
Dorman Products Inc (b)	3,592	446,126
Fox Factory Holding Corp (b)	5,365	98,716
Gentherm Inc (b)	3,941	125,954
Goodyear Tire & Rubber Co/The (b)	36,984	348,019
LCI Industries	3,128	458,846
Patrick Industries Inc	4,307	543,414
Phinia Inc	4,968	353,573
Solid Power Inc (b)	22,845	102,346
Standard Motor Products Inc	2,701	107,851
Stoneridge Inc (b)	3,591	23,629
Visteon Corp	3,529	320,645
XPEL Inc (b)(e)	3,274	168,644
		3,941,206
Automobiles - 0.0%
Winnebago Industries Inc	3,637	166,974
Broadline Retail - 0.2%
Dillard's Inc Class A	392	238,164
Groupon Inc (b)	3,672	51,959
Kohl's Corp	14,505	253,402
Savers Value Village Inc (b)	4,799	49,717
		593,242
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)	3,317	132,448
Gold.com Inc	2,545	131,958
		264,406
Diversified Consumer Services - 1.4%
ADT Inc	65,724	525,792
Adtalem Global Education Inc (b)	4,698	486,478
American Public Education Inc (b)	2,324	97,097
Carriage Services Inc	2,025	86,893
Coursera Inc (b)	18,618	112,825
Driven Brands Holdings Inc (b)	7,586	117,962
European Wax Center Inc Class A (b)	3,868	15,201
Frontdoor Inc (b)	9,331	551,555
Graham Holdings Co Class B	439	512,151
Grand Canyon Education Inc (b)	3,575	621,479
KinderCare Learning Cos Inc (b)	4,025	18,797
Laureate Education Inc (b)	17,342	594,831
Lincoln Educational Services Corp (b)	3,785	100,908
Matthews International Corp Class A	3,966	104,266
Mister Car Wash Inc (b)	12,633	70,113
Nerdy Inc Class A (b)(c)	8,334	8,167
Perdoceo Education Corp	7,832	250,859
Strategic Education Inc	3,010	255,910
Stride Inc (b)	5,592	473,083
Udemy Inc (b)	11,866	57,075
Universal Technical Institute Inc (b)	6,496	180,784
		5,242,226
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment Inc Class A (b)	7,563	85,538
Biglari Holdings Inc Class B (b)	84	31,503
BJ's Restaurants Inc (b)	2,722	113,834
Bloomin' Brands Inc	9,890	59,340
Brinker International Inc (b)	5,740	905,313
Cheesecake Factory Inc/The	5,917	342,949
Cracker Barrel Old Country Store Inc (c)	2,865	86,294
Dave & Buster's Entertainment Inc (b)	3,518	66,033
Dine Brands Global Inc	1,891	65,031
El Pollo Loco Holdings Inc (b)	3,307	33,500
Empire Resorts Inc (b)(d)	126	0
First Watch Restaurant Group Inc (b)	5,887	94,133
Global Business Travel Group I Class A (b)	15,517	106,291
Golden Entertainment Inc	2,541	68,404
Jack in the Box Inc	2,435	51,062
Krispy Kreme Inc	12,028	37,888
Kura Sushi USA Inc Class A (b)	818	54,651
Life Time Group Holdings Inc (b)	19,681	574,095
Lindblad Expeditions Holdings Inc (b)	4,961	82,700
Lucky Strike Entertainment Corp Class A (c)	1,985	16,078
Monarch Casino & Resort Inc	1,623	148,553
Papa John's International Inc	4,268	150,106
Portillo's Inc Class A (b)	9,213	52,053
Pursuit Attractions and Hospitality Inc (b)	2,755	95,681
Rci Hospitality Holdings Inc	1,019	24,497
Red Rock Resorts Inc Class A	6,266	395,573
Rush Street Interactive Inc Class A (b)	12,716	224,692
Sabre Corp (b)	50,841	66,093
Serve Robotics Inc (b)(c)	7,651	79,800
Shake Shack Inc Class A (b)	5,197	460,298
Six Flags Entertainment Corp (b)	13,123	236,345
Sweetgreen Inc Class A (b)	13,683	84,014
Target Hospitality Corp (b)	4,100	28,249
United Parks & Resorts Inc (b)	3,504	131,926
Viking Holdings Ltd (b)	23,664	1,707,358
Wendy's Co/The (c)	20,310	158,215
Xponential Fitness Inc Class A (b)	3,512	27,885
		6,945,975
Household Durables - 2.0%
Beazer Homes USA Inc (b)	3,479	75,042
Cavco Industries Inc (b)	1,009	496,448
Century Communities Inc	3,313	208,653
Champion Homes Inc (b)	7,228	566,531
Cricut Inc Class A	6,251	27,942
Dream Finders Homes Inc Class A (b)	3,653	67,179
Ethan Allen Interiors Inc	3,056	70,074
Flexsteel Industries Inc	499	19,975
Green Brick Partners Inc (b)	3,960	274,784
Helen of Troy Ltd (b)	2,953	48,902
Hovnanian Enterprises Inc Class A (b)	597	67,252
Installed Building Products Inc	2,929	843,962
KB Home	8,365	481,322
La-Z-Boy Inc	5,346	194,648
Legacy Housing Corp (b)	1,211	25,128
Leggett & Platt Inc	17,573	205,077
LGI Homes Inc (b)	2,607	130,637
Lovesac Co/The (b)	1,838	24,482
M/I Homes Inc (b)	3,380	451,906
Meritage Homes Corp	9,093	632,054
SharkNinja Inc (b)	9,118	1,077,748
Smith Douglas Homes Corp Class A (b)	1,246	22,478
Sonos Inc (b)	15,668	224,836
Taylor Morrison Home Corp (b)	12,611	768,640
Tri Pointe Homes Inc (b)	11,092	369,918
		7,375,618
Leisure Products - 0.3%
Acushnet Holdings Corp	3,569	345,979
Callaway Golf Co (b)	18,072	259,333
Funko Inc Class A (b)	5,189	21,067
JAKKS Pacific Inc	1,145	20,918
Johnson Outdoors Inc Class A	774	35,132
Latham Group Inc (b)	5,989	37,671
Malibu Boats Inc Class A (b)	2,477	80,503
MasterCraft Boat Holdings Inc (b)	1,705	36,709
Peloton Interactive Inc Class A (b)	51,989	290,619
Smith & Wesson Brands Inc	5,804	63,380
Sturm Ruger & Co Inc	2,058	75,508
		1,266,819
Specialty Retail - 2.5%
1-800-Flowers.com Inc Class A (b)(c)	3,305	14,277
Abercrombie & Fitch Co Class A (b)	6,087	594,274
America's Car-Mart Inc/TX (b)	1,029	26,466
American Eagle Outfitters Inc	20,323	473,729
Arhaus Inc Class A (b)	6,956	70,812
Arko Corp	10,087	53,562
Asbury Automotive Group Inc (b)	2,512	589,089
BARK Inc (b)	15,019	13,366
Barnes & Noble Education Inc (b)	2,838	25,400
Bed Bath & Beyond Inc (b)	8,859	52,357
Boot Barn Holdings Inc (b)	3,939	703,033
Buckle Inc/The	3,912	185,038
Build-A-Bear Workshop Inc	1,558	92,981
Caleres Inc	4,466	54,575
Camping World Holdings Inc Class A	8,067	106,404
Chewy Inc Class A (b)	29,089	846,781
Citi Trends Inc (b)	881	38,015
Designer Brands Inc Class A	4,701	29,804
EVgo Inc Class A (b)	17,289	52,040
Gap Inc/The	29,244	818,247
Genesco Inc (b)	1,257	36,365
Group 1 Automotive Inc	1,598	566,107
Haverty Furniture Cos Inc	1,749	44,285
J Jill Inc	945	14,751
Lands' End Inc (b)	1,549	27,510
MarineMax Inc (b)	2,407	65,061
Monro Inc	3,856	72,184
National Vision Holdings Inc (b)	10,257	270,272
OneWater Marine Inc Class A (b)	1,723	22,881
Penske Automotive Group Inc	2,383	373,631
Petco Health & Wellness Co Inc Class A (b)	11,395	30,653
RealReal Inc/The (b)	12,703	186,353
Revolve Group Inc Class A (b)	5,201	143,808
Sally Beauty Holdings Inc (b)	12,541	190,874
Shoe Carnival Inc	2,272	43,304
Signet Jewelers Ltd	5,286	487,739
Sleep Number Corp (b)	2,915	33,931
Sonic Automotive Inc Class A	1,910	114,524
Stitch Fix Inc Class A (b)	15,269	73,291
ThredUp Inc Class A (b)	12,625	64,135
Upbound Group Inc	6,725	127,103
Urban Outfitters Inc (b)	6,943	491,912
Victoria's Secret & Co (b)	10,364	564,942
Warby Parker Inc Class A (b)	12,843	327,625
Winmark Corp	384	173,065
Zumiez Inc (b)	1,745	42,944
		9,429,500
Textiles, Apparel & Luxury Goods - 0.6%
Carter's Inc	4,692	162,390
Columbia Sportswear Co	3,298	182,313
Figs Inc Class A (b)	20,271	219,130
G-III Apparel Group Ltd	4,769	139,970
Kontoor Brands Inc	6,612	394,935
Lakeland Industries Inc	1,271	11,973
Levi Strauss & Co Class A	12,564	249,772
Movado Group Inc	2,059	46,945
Oxford Industries Inc	1,801	66,367
Steven Madden Ltd	9,384	411,770
Wolverine World Wide Inc	10,646	188,647
		2,074,212
TOTAL CONSUMER DISCRETIONARY		37,300,178
Consumer Staples - 2.1%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (b)	997	212,979
MGP Ingredients Inc	1,778	44,290
National Beverage Corp (b)	3,080	104,966
Vita Coco Co Inc/The (b)	5,674	302,708
		664,943
Consumer Staples Distribution & Retail - 0.5%
Andersons Inc/The	4,355	269,966
Chefs' Warehouse Inc/The (b)	4,681	294,435
Grocery Outlet Holding Corp (b)	12,593	120,011
Ingles Markets Inc Class A	1,745	130,631
Natural Grocers by Vitamin Cottage Inc	1,355	37,019
PriceSmart Inc	3,271	465,169
United Natural Foods Inc (b)	7,842	291,958
Weis Markets Inc	1,222	86,945
		1,696,134
Food Products - 0.8%
Alico Inc	789	32,594
B&G Foods Inc	10,251	44,797
Beyond Meat Inc (b)(c)	58,357	44,538
BRC Inc Class A (b)	12,174	10,068
Cal-Maine Foods Inc	5,889	491,908
Calavo Growers Inc	2,174	55,307
Fresh Del Monte Produce Inc	4,257	168,833
Hain Celestial Group Inc (b)	11,979	14,495
J & J Snack Foods Corp	2,026	192,470
John B Sanfilippo & Son Inc	1,177	95,219
Limoneira Co	2,184	31,450
Mama's Creations Inc (b)	4,933	74,488
Marzetti Company/The	2,633	451,744
Mission Produce Inc (b)	5,474	73,680
Pilgrim's Pride Corp	5,544	240,443
Seaboard Corp	33	167,715
Seneca Foods Corp Class A (b)	641	76,491
Simply Good Foods Co/The (b)	11,883	223,044
Tootsie Roll Industries Inc Class A	2,547	96,480
TreeHouse Foods Inc (b)	5,713	140,768
Utz Brands Inc Class A	10,111	106,570
Vital Farms Inc (b)	4,786	136,162
Westrock Coffee Co (b)	5,077	24,522
		2,993,786
Household Products - 0.3%
Central Garden & Pet Co (b)	996	33,695
Central Garden & Pet Co Class A (b)	6,747	206,930
Energizer Holdings Inc	7,824	170,798
Oil-Dri Corp of America	1,364	82,590
Reynolds Consumer Products Inc	7,129	165,179
Spectrum Brands Holdings Inc	3,113	198,329
WD-40 Co	1,752	405,115
		1,262,636
Personal Care Products - 0.2%
Coty Inc Class A (b)	47,154	149,478
Edgewell Personal Care Co	5,949	115,768
Herbalife Ltd (b)	13,389	230,826
Honest Co Inc/The (b)	12,801	31,618
Interparfums Inc	2,371	231,339
Medifast Inc (b)	1,373	15,707
Nu Skin Enterprises Inc Class A	6,375	67,639
Olaplex Holdings Inc (b)	16,133	25,490
USANA Health Sciences Inc (b)	1,384	30,033
		897,898
Tobacco - 0.1%
Turning Point Brands Inc	2,465	298,635
Universal Corp/VA	3,210	181,653
		480,288
TOTAL CONSUMER STAPLES		7,995,685
Energy - 4.3%
Energy Equipment & Services - 1.9%
Archrock Inc	22,700	671,693
Atlas Energy Solutions Inc	9,933	115,918
Bristow Group Inc (b)	3,251	142,914
Cactus Inc Class A	8,914	501,234
Core Laboratories Inc	6,025	117,729
DMC Global Inc (b)	2,245	19,307
Expro Group Holdings NV (b)	13,151	210,548
Helix Energy Solutions Group Inc (b)	17,665	140,260
Innovex International Inc (b)	5,008	124,449
Kodiak Gas Services Inc	10,758	451,944
Liberty Energy Inc Class A	20,970	516,911
Nabors Industries Ltd (b)	1,874	125,258
Natural Gas Services Group Inc	1,434	49,674
Noble Corp PLC	16,228	578,041
Oceaneering International Inc (b)	12,934	389,313
Oil States International Inc (b)	7,382	62,526
Patterson-UTI Energy Inc	44,746	336,937
ProPetro Holding Corp (b)	10,315	118,519
Ranger Energy Services Inc Class A	1,917	29,560
RPC Inc	11,675	77,639
Select Water Solutions Inc Class A	12,761	154,280
Solaris Energy Infrastructure Inc Class A	5,934	327,497
TETRA Technologies Inc (b)	17,362	197,927
Tidewater Inc (b)	5,973	373,253
Transocean Ltd (b)	127,963	635,976
Valaris Ltd (b)	8,362	482,738
		6,952,045
Oil, Gas & Consumable Fuels - 2.4%
Amplify Energy Corp (b)	4,512	22,650
California Resources Corp	10,226	547,091
Calumet Inc (b)	8,404	188,334
Centrus Energy Corp Class A (b)	2,263	629,748
Clean Energy Fuels Corp (b)	23,079	50,774
CNX Resources Corp (b)	17,514	679,543
Comstock Resources Inc (b)	10,296	250,708
Core Natural Resources Inc	6,640	633,323
Crescent Energy Co Class A	31,498	307,735
CVR Energy Inc (b)	3,953	89,891
Delek US Holdings Inc	7,808	230,414
Dorian LPG Ltd	4,806	141,921
Excelerate Energy Inc Class A	3,185	118,960
FutureFuel Corp	4,029	13,254
Gevo Inc (b)	30,631	60,037
Granite Ridge Resources Inc	9,209	46,229
Green Plains Inc (b)	9,047	103,679
Gulfport Energy Corp (b)	2,037	415,894
HighPeak Energy Inc Class A (c)	3,222	14,660
International Seaways Inc	5,276	314,713
Kinetik Holdings Inc Class A (c)	5,978	244,560
Magnolia Oil & Gas Corp Class A	24,058	613,720
New Fortress Energy Inc Class A (b)(c)	16,328	21,716
NextDecade Corp (b)	18,158	96,056
Northern Oil & Gas Inc	12,706	317,650
Par Pacific Holdings Inc (b)	6,544	246,971
Peabody Energy Corp	15,762	555,768
REX American Resources Corp (b)	3,785	127,971
Riley Exploration Permian Inc	1,455	40,813
Ring Energy Inc (b)	21,246	25,283
Sable Offshore Corp (b)(c)	15,867	153,593
SandRidge Energy Inc	4,404	69,803
Summit Midstream Corp Class A (b)	1,430	41,055
Talos Energy Inc (b)	16,581	197,646
Uranium Energy Corp (b)	62,479	1,077,138
VAALCO Energy Inc	14,432	74,180
Vitesse Energy Inc	3,962	83,044
W&T Offshore Inc	13,089	28,403
World Kinect Corp	7,357	197,977
		9,072,905
TOTAL ENERGY		16,024,950
Financials - 17.3%
Banks - 8.6%
1st Source Corp	2,373	159,774
Amalgamated Financial Corp	2,729	105,994
Amerant Bancorp Inc Class A	5,013	108,782
Ameris Bancorp	8,250	665,115
Associated Banc-Corp	21,025	573,142
Atlantic Union Bankshares Corp	18,411	715,083
Avidia Bancorp Inc	2,380	43,767
Axos Financial Inc (b)	7,317	724,310
Banc of California Inc	17,269	345,035
BancFirst Corp	2,680	294,666
Bancorp Inc/The (b)	5,670	337,025
Bank First Corp	1,155	161,169
Bank of Hawaii Corp	5,139	384,294
Bank of Marin Bancorp	2,104	56,492
BankUnited Inc	9,710	460,934
Banner Corp	4,416	273,085
Bar Harbor Bankshares	2,197	74,500
Beacon Financial Corp	10,829	307,002
BOK Financial Corp	2,854	370,849
Burke & Herbert Financial Services Corp	1,714	112,233
Business First Bancshares Inc	3,828	107,835
Byline Bancorp Inc	4,247	135,607
California BanCorp	2,895	52,081
Camden National Corp	2,193	104,321
Capital Bancorp Inc	1,495	45,925
Capitol Federal Financial Inc	15,664	114,034
Cathay General Bancorp	8,774	449,053
Central Pacific Financial Corp	3,491	113,702
City Holding Co	1,871	230,301
CNB Financial Corp/PA	3,773	104,512
Coastal Financial Corp/WA Class A (b)	1,690	161,868
Columbia Banking System Inc	38,644	1,137,679
Columbia Financial Inc (b)	3,550	57,759
Community Financial System Inc	6,819	426,188
Community Trust Bancorp Inc	1,977	121,981
Connectone Bancorp Inc	6,447	171,619
Customers Bancorp Inc (b)	4,104	324,298
CVB Financial Corp	16,632	327,817
Dime Community Bancshares Inc	5,244	178,401
Eagle Bancorp Inc	3,554	95,105
Eastern Bankshares Inc	28,334	580,422
Enterprise Financial Services Corp	4,793	274,879
Equity Bancshares Inc Class A	1,966	90,672
Esquire Financial Holdings Inc	869	92,661
Farmers National Banc Corp	4,931	64,004
FB Bancorp Inc (b)	2,545	32,982
FB Financial Corp	5,221	300,364
Financial Institutions Inc	2,637	86,863
First Bancorp/Southern Pines NC	5,376	311,432
First Busey Corp	11,476	282,883
First Business Financial Services Inc	1,106	63,396
First Commonwealth Financial Corp	13,402	241,638
First Community Bankshares Inc	2,401	86,484
First Financial Bancorp	12,738	366,090
First Financial Corp	1,536	100,086
First Foundation Inc (b)	10,930	68,640
First Hawaiian Inc	15,944	423,313
First Interstate BancSystem Inc Class A	11,587	410,991
First Merchants Corp	7,490	297,802
First Mid Bancshares Inc	2,834	119,311
Firstsun Capital Bancorp (b)	1,433	56,575
Five Star Bancorp	2,187	86,649
Flushing Financial Corp	4,408	69,602
FNB Corp/PA	45,987	807,072
Fulton Financial Corp	23,252	480,154
German American Bancorp Inc	4,852	204,124
Great Southern Bancorp Inc	1,064	65,308
Hanmi Financial Corp	3,820	101,497
Heritage Commerce Corp	7,889	100,427
Heritage Financial Corp Wash	4,397	113,487
Hilltop Holdings Inc	5,572	208,671
Hingham Institution For Savings The (c)	251	74,911
Home BancShares Inc/AR	23,601	682,069
HomeTrust Bancshares Inc	1,742	75,115
Hope Bancorp Inc	16,466	197,263
Horizon Bancorp Inc/IN	6,566	115,693
Independent Bank Corp	6,391	516,265
Independent Bank Corp/MI	2,677	94,097
International Bancshares Corp	7,001	487,550
Kearny Financial Corp/MD	7,402	57,662
Lakeland Financial Corp	3,321	197,932
Live Oak Bancshares Inc	4,555	182,018
Mechanics Bancorp Class A	6,228	93,358
Mercantile Bank Corp	2,102	109,262
Metropolitan Bank Holding Corp	1,176	108,898
Mid Penn Bancorp Inc	2,643	87,193
Midland States Bancorp Inc	2,832	64,711
MidWestOne Financial Group Inc	2,650	122,748
National Bank Holdings Corp Class A	4,902	196,962
NB Bancorp Inc	5,034	109,338
Nbt Bancorp Inc	6,794	301,857
Nicolet Bankshares Inc	1,706	249,042
Northeast Bank	925	106,588
Northeast Community Bancorp Inc	1,559	36,791
Northfield Bancorp Inc	4,713	58,064
Northrim BanCorp Inc	2,843	66,981
Northwest Bancshares Inc	19,039	245,222
OceanFirst Financial Corp	7,362	138,038
Old Second Bancorp Inc	6,763	134,178
Origin Bancorp Inc	3,750	160,613
Orrstown Financial Services Inc	2,495	89,870
Park National Corp	1,856	302,417
Pathward Financial Inc	2,950	266,356
Peapack-Gladstone Financial Corp	2,040	64,709
Peoples Bancorp Inc/OH	4,522	147,055
Peoples Financial Services Corp	1,216	63,354
Preferred Bank/Los Angeles CA	1,463	125,482
Provident Financial Services Inc	16,916	374,520
QCR Holdings Inc	2,184	197,128
Renasant Corp	12,271	462,739
Republic Bancorp Inc/KY Class A	1,251	90,835
S&T Bancorp Inc	4,937	210,514
Seacoast Banking Corp of Florida	12,488	417,599
Shore Bancshares Inc	3,981	75,520
Simmons First National Corp Class A	18,729	380,761
SmartFinancial Inc	1,905	76,048
Southern Missouri Bancorp Inc	1,211	75,772
Southside Bancshares Inc	3,672	118,202
Stellar Bancorp Inc	5,966	221,577
Stock Yards Bancorp Inc	3,568	241,518
Texas Capital Bancshares Inc (b)	5,892	596,094
TFS Financial Corp	6,585	92,684
Third Coast Bancshares Inc (b)	1,660	67,330
Tompkins Financial Corp	1,649	132,118
Towne Bank/Portsmouth VA	9,498	332,430
TriCo Bancshares	4,206	209,543
Triumph Financial Inc (b)	2,928	184,728
TrustCo Bank Corp NY	2,386	103,552
Trustmark Corp	7,745	329,317
UMB Financial Corp	9,214	1,171,468
United Community Bank/SC	15,707	540,792
Unity Bancorp Inc	852	45,974
Univest Financial Corp	3,675	121,790
WaFd Inc	10,178	332,006
Washington Trust Bancorp Inc	2,497	85,822
WesBanco Inc	12,412	438,019
Westamerica BanCorp	3,224	163,070
WSFS Financial Corp	7,064	457,253
		31,798,201
Capital Markets - 2.7%
Acadian Asset Management Inc	3,404	188,650
Artisan Partners Asset Management Inc Class A	9,144	407,091
BGC Group Inc Class A	46,369	422,422
Cohen & Steers Inc	3,573	229,601
Diamond Hill Investment Group Inc	331	56,717
DigitalBridge Group Inc Class A	21,470	330,423
Donnelley Financial Solutions Inc (b)	3,415	176,726
Federated Hermes Inc Class B	9,567	509,730
GCM Grosvenor Inc Class A	6,834	77,361
Hamilton Lane Inc Class A	5,282	746,030
Lazard Inc	14,579	783,184
Miami International Holdings Inc	2,826	117,929
Moelis & Co Class A	9,576	686,312
Open Lending Corp (b)	13,055	23,368
Oppenheimer Holdings Inc Class A	762	64,031
P10 Inc Class A	8,110	87,426
Perella Weinberg Partners Class A	8,498	189,590
Piper Sandler Cos	2,147	743,613
PJT Partners Inc Class A	3,148	544,698
StepStone Group Inc Class A	9,371	662,436
StoneX Group Inc (b)	6,007	674,346
TPG Inc Class A	16,665	981,735
Victory Capital Holdings Inc Class A	6,198	437,145
Virtu Financial Inc Class A	10,280	426,723
Virtus Invt Partners Inc	811	132,396
WisdomTree Inc	14,812	239,954
		9,939,637
Consumer Finance - 1.1%
Atlanticus Holdings Corp (b)	715	36,915
Bread Financial Holdings Inc	5,890	427,261
Dave Inc Class A (b)	1,438	235,386
Encore Capital Group Inc (b)	2,865	158,148
Enova International Inc (b)	3,203	529,040
EZCORP Inc Class A (b)	7,448	159,760
FirstCash Holdings Inc	5,022	856,251
Green Dot Corp Class A (b)	6,560	79,901
Jefferson Capital Inc	1,286	27,482
LendingClub Corp (b)	14,872	251,486
Lendingtree Inc (b)	1,443	81,760
Navient Corp	8,587	84,238
Nelnet Inc Class A	1,803	237,816
NerdWallet Inc Class A (b)	4,540	54,752
Oportun Financial Corp (b)	5,219	28,287
PRA Group Inc (b)	4,993	63,860
PROG Holdings Inc	5,105	165,606
Upstart Holdings Inc (b)	11,055	433,909
World Acceptance Corp (b)	379	45,954
		3,957,812
Financial Services - 2.3%
Alerus Financial Corp	3,316	81,640
Cannae Holdings Inc	5,687	81,950
Cantaloupe Inc (b)	7,595	81,570
Cass Information Systems Inc	1,533	68,924
Enact Holdings Inc	3,760	149,535
Federal Agricultural Mortgage Corp Class C	1,212	205,192
Flywire Corp (b)	14,202	178,945
HA Sustainable Infrastructure Capital Inc	16,315	561,399
International Money Express Inc (b)	3,839	59,351
Jackson Financial Inc	8,783	1,044,474
loanDepot Inc Class A (b)	12,519	27,291
Marqeta Inc Class A (b)	49,281	203,531
Merchants Bancorp/IN	3,776	156,553
NCR Atleos Corp (b)	9,547	356,103
NewtekOne Inc	3,502	47,242
NMI Holdings Inc (b)	9,944	385,032
Onity Group Inc (b)	827	37,397
Paymentus Holdings Inc Class A (b)	6,571	175,643
Payoneer Global Inc (b)	37,385	238,890
PennyMac Financial Services Inc	3,757	375,399
Radian Group Inc	17,525	576,573
Remitly Global Inc (b)	22,182	293,246
Repay Holdings Corp Class A (b)	8,882	30,998
Rocket Cos Inc Class A	124,972	2,240,748
Sezzle Inc (b)	2,200	139,128
Shift4 Payments Inc Class A (b)(c)	8,715	514,534
UWM Holdings Corp Class A	30,992	152,171
Velocity Financial Inc (b)	1,241	25,179
Walker & Dunlop Inc	4,412	277,471
		8,766,109
Insurance - 1.9%
Abacus Global Management Inc Class A	4,221	31,446
American Coastal Insurance Corp	3,314	36,620
American Integrity Insurance Group Inc	875	16,353
Amerisafe Inc	2,446	91,994
Baldwin Insurance Group Inc/The Class A (b)	9,274	203,286
Bowhead Specialty Holdings Inc (b)	2,214	54,376
Brighthouse Financial Inc (b)	7,364	471,738
CNO Financial Group Inc	12,311	517,678
Donegal Group Inc Class A	2,161	40,346
eHealth Inc (b)	3,676	10,402
Employers Holdings Inc	2,877	125,495
F&G Annuities & Life Inc	2,794	82,395
Genworth Financial Inc Class A (b)	51,310	427,925
Goosehead Insurance Inc Class A (b)	3,228	199,620
HCI Group Inc	1,393	221,027
Heritage Insurance Holdings Inc (b)	2,844	74,143
Hippo Holdings Inc (b)	2,722	81,116
Horace Mann Educators Corp	5,268	236,059
Investors Title Co	205	53,181
James River Group Holdings Inc	5,850	39,254
Kemper Corp	7,558	297,861
Lemonade Inc (b)	8,209	711,967
MBIA Inc (b)	5,836	37,350
Mercury General Corp	3,446	301,835
Octave Specialty Group Inc (b)	5,589	31,690
Oscar Health Inc Class A (b)	27,797	398,887
Palomar Hldgs Inc (b)	3,422	422,925
ProAssurance Corp (b)	6,622	160,385
Root Inc/OH Class A (b)	1,762	109,473
Safety Insurance Group Inc	1,925	151,498
Selectquote Inc (b)	19,263	27,353
Skyward Specialty Insurance Group Inc (b)	4,873	217,433
Slide Insurance Holdings Inc (b)	3,042	52,414
Stewart Information Services Corp	3,631	244,838
Tiptree Inc Class A	3,085	55,160
Trupanion Inc (b)	4,341	138,869
TWFG Inc Class A (b)	1,869	46,706
United Fire Group Inc	2,863	102,896
Universal Insurance Holdings Inc	3,252	99,023
White Mountains Insurance Group Ltd	317	648,243
		7,271,260
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Adamas Trust Inc	10,841	86,728
Apollo Commercial Real Estate Finance Inc	17,020	183,986
Arbor Realty Trust Inc (c)	25,471	196,127
Ares Commercial Real Estate Corp	7,464	38,887
ARMOUR Residential REIT Inc	14,495	252,213
Brightspire Capital Inc Class A	17,052	101,971
Chimera Investment Corp	10,742	132,664
Claros Mortgage Trust Inc (b)	16,861	46,199
Dynex Capital Inc	19,023	264,040
Ellington Financial Inc	13,871	178,242
Franklin BSP Realty Trust Inc	10,721	109,997
Invesco Mortgage Capital Inc	9,324	80,093
Kkr Real Estate Finance Trust Inc	7,247	60,005
Ladder Capital Corp Class A	14,586	160,008
MFA Financial Inc	13,344	128,636
Orchid Island Capital Inc (c)	21,798	170,024
Pennymac Mortgage Investment Trust	11,197	132,461
Ready Capital Corp	19,658	41,872
Redwood Trust Inc	16,202	88,787
TPG Mortgage Investment Trust Inc	4,309	37,057
TPG RE Finance Trust Inc	10,296	92,973
Two Harbors Investment Corp	13,502	154,868
		2,737,838
TOTAL FINANCIALS		64,470,857
Health Care - 16.4%
Biotechnology - 9.4%
4D Molecular Therapeutics Inc (b)	5,572	49,368
Abeona Therapeutics Inc (b)	6,417	32,663
Absci Corp (b)	17,329	51,814
ACADIA Pharmaceuticals Inc (b)	16,203	407,181
ADMA Biologics Inc (b)	30,777	532,442
Agios Pharmaceuticals Inc (b)	7,539	206,870
Akebia Therapeutics Inc (b)	33,864	47,748
Alector Inc (b)	12,163	22,988
Allogene Therapeutics Inc (b)	21,398	39,372
Altimmune Inc (b)	13,367	74,855
Amicus Therapeutics Inc (b)	39,833	569,214
AnaptysBio Inc (b)	2,526	119,758
Anavex Life Sciences Corp (b)(c)	11,035	51,865
Anika Therapeutics Inc (b)	1,885	17,399
Annexon Inc (b)	17,286	107,865
Apogee Therapeutics Inc (b)	6,278	411,272
Arbutus Biopharma Corp (b)	19,740	81,526
Arcellx Inc (b)	5,600	382,536
Arcturus Therapeutics Holdings Inc (b)	3,399	25,391
Arcus Biosciences Inc (b)	11,050	232,492
Arcutis Biotherapeutics Inc (b)	14,415	365,709
Ardelyx Inc (b)	31,472	242,020
ArriVent Biopharma Inc (b)	3,931	88,408
ARS Pharmaceuticals Inc (b)(c)	8,402	83,936
aTyr Pharma Inc (b)	12,900	11,387
Aura Biosciences Inc (b)	7,349	41,154
Avidity Biosciences Inc (b)	18,295	1,327,668
Avita Medical Inc (b)(c)	4,099	18,077
Beam Therapeutics Inc (b)	12,761	352,459
Bicara Therapeutics Inc (b)	4,163	69,938
BioCryst Pharmaceuticals Inc (b)	27,305	179,667
Biohaven Ltd (b)	14,796	175,037
Bridgebio Pharma Inc (b)	21,905	1,692,599
C4 Therapeutics Inc (b)	10,208	19,395
Candel Therapeutics Inc (b)(c)	4,950	28,908
Capricor Therapeutics Inc (b)	5,921	129,611
Cardiff Oncology Inc (b)(c)	8,661	15,157
CareDx Inc (b)	6,632	136,288
Cartesian Therapeutics Inc rights (b)(d)	15,874	4,602
Catalyst Pharmaceuticals Inc (b)	14,961	363,552
Celcuity Inc (b)	4,657	509,569
Celldex Therapeutics Inc (b)	8,602	211,609
CG oncology Inc (b)	8,853	460,799
Chinook Therapeutics Inc rights (b)(d)	702	0
Cogent Biosciences Inc (b)	19,835	712,275
Coherus Oncology Inc (b)	15,867	34,273
Compass Therapeutics Inc (b)	19,860	127,104
Corvus Pharmaceuticals Inc (b)	8,459	175,101
Cullinan Therapeutics Inc (b)	6,662	79,678
Day One Biopharmaceuticals Inc (b)	9,370	104,569
Denali Therapeutics Inc (b)	19,150	416,321
Dianthus Therapeutics Inc (b)	3,834	204,697
Disc Medicine Inc (b)	4,095	316,625
Dynavax Technologies Corp (b)	12,974	200,902
Dyne Therapeutics Inc (b)	18,604	332,826
Editas Medicine Inc (b)	12,802	25,476
Emergent BioSolutions Inc (b)	6,742	76,454
Enanta Pharmaceuticals Inc (b)	3,338	43,060
Entrada Therapeutics Inc (b)	3,061	35,018
Erasca Inc (b)	27,537	289,414
Geron Corp (b)	68,980	94,503
Gossamer Bio Inc (b)	26,605	60,659
GRAIL Inc (b)	3,831	374,748
Heron Therapeutics Inc (b)	23,734	31,329
Humacyte Inc Class A (b)(c)	19,731	19,686
Ideaya Biosciences Inc (b)	11,335	364,874
ImmunityBio Inc (b)(c)	39,406	246,288
Immunome Inc (b)	13,412	330,203
Immunovant Inc (b)	9,900	257,400
Intellia Therapeutics Inc (b)	15,009	197,368
Iovance Biotherapeutics Inc (b)	42,909	109,418
Ironwood Pharmaceuticals Inc Class A (b)	18,375	89,854
Janux Therapeutics Inc (b)	6,163	84,495
KalVista Pharmaceuticals Inc (b)(c)	5,061	79,002
Keros Therapeutics Inc (b)(c)	2,555	45,760
Kodiak Sciences Inc (b)	5,085	115,785
Korro Bio Inc (b)	840	11,196
Krystal Biotech Inc (b)	3,337	931,824
Kura Oncology Inc (b)	11,199	90,936
Kymera Therapeutics Inc (b)	7,852	570,762
Madrigal Pharmaceuticals Inc (b)	2,407	1,177,769
MannKind Corp (b)	39,835	230,246
MiMedx Group Inc (b)	15,115	77,238
Mineralys Therapeutics Inc (b)	7,159	221,142
Mirum Pharmaceuticals Inc (b)	5,709	589,283
Monte Rosa Therapeutics Inc (b)	6,541	134,221
Myriad Genetics Inc (b)	12,019	67,547
Neurogene Inc (b)	1,414	24,971
Nkarta Inc (b)	7,631	16,941
Novavax Inc (b)(c)	21,104	186,665
Nurix Therapeutics Inc (b)	12,334	203,758
Nuvalent Inc Class A (b)	6,719	691,318
Ocugen Inc (b)	39,932	57,901
Olema Pharmaceuticals Inc (b)	5,214	134,104
OmniAb Operations Inc (b)(d)	613	287
OmniAb Operations Inc (b)(d)	613	219
Oncternal Therapeutics Inc rights (b)(d)	19	0
Organogenesis Holdings Inc Class A (b)	9,674	38,696
ORIC Pharmaceuticals Inc (b)	9,902	101,595
Perspective Therapeutics Inc (b)	7,687	29,134
Praxis Precision Medicines Inc (b)	3,038	953,932
Precigen Inc (b)	22,744	102,121
Prime Medicine Inc (b)(c)	14,112	53,767
Protagonist Therapeutics Inc (b)	7,604	622,007
PTC Therapeutics Inc (b)	10,375	783,624
Puma Biotechnology Inc (b)	5,125	33,210
RAPT Therapeutics Inc (b)	2,462	142,008
Recursion Pharmaceuticals Inc Class A (b)(c)	66,602	279,062
REGENXBIO Inc (b)	6,035	67,351
Relay Therapeutics Inc (b)	16,954	129,868
Replimune Group Inc (b)	9,170	64,465
Revolution Medicines Inc (b)	23,483	2,276,677
Rezolute Inc (b)	10,702	35,745
Rhythm Pharmaceuticals Inc (b)	7,848	804,577
Rigel Pharmaceuticals Inc (b)	2,342	81,642
Rocket Pharmaceuticals Inc (b)	11,210	39,011
Roivant Sciences Ltd (b)	56,621	1,224,146
Sana Biotechnology Inc (b)	20,914	92,649
Sangamo Therapeutics Inc (b)	43,337	23,207
Savara Inc (b)	17,537	94,700
Scholar Rock Holding Corp (b)	10,931	484,681
Seres Therapeutics Inc (b)	828	12,354
Soleno Therapeutics Inc (b)	6,323	243,815
Spyre Therapeutics Inc (b)	8,834	282,511
Stoke Therapeutics Inc (b)	6,639	201,427
Summit Therapeutics Inc (b)(c)	19,256	278,827
Syndax Pharmaceuticals Inc (b)	11,245	228,386
Tango Therapeutics Inc (b)(c)	12,640	146,750
Taysha Gene Therapies Inc (b)	28,534	128,688
Tectonic Therapeutic Inc (b)	1,239	24,768
TG Therapeutics Inc (b)	17,615	518,409
Travere Therapeutics Inc (b)	11,559	359,369
Twist Bioscience Corp (b)	7,812	320,839
Tyra Biosciences Inc (b)	3,017	92,984
Upstream Bio Inc (b)	4,383	136,224
Vanda Pharmaceuticals Inc (b)	7,701	58,066
Vaxcyte Inc (b)	15,215	815,068
Vera Therapeutics Inc Class A (b)	8,332	360,442
Veracyte Inc (b)	10,226	389,406
Verastem Inc (b)	8,063	49,184
Vericel Corp (b)	6,566	236,245
Vir Biotechnology Inc (b)	12,304	91,542
Viridian Therapeutics Inc (b)	10,974	362,142
Voyager Therapeutics Inc (b)	5,930	23,127
Xencor Inc (b)	9,186	111,059
		35,115,168
Health Care Equipment & Supplies - 1.8%
Accuray Inc Del (b)	14,130	11,406
Alphatec Holdings Inc (b)	14,800	219,484
AngioDynamics Inc (b)	5,347	55,395
Artivion Inc (b)	5,402	220,240
AtriCure Inc (b)	6,442	237,903
Avanos Medical Inc (b)	5,961	79,401
Axogen Inc (b)	5,980	208,403
Bioventus Inc (b)	5,923	46,969
Butterfly Network Inc Class A (b)	26,481	104,865
Ceribell Inc (b)	2,746	56,595
Cerus Corp (b)	24,781	57,740
ClearPoint Neuro Inc (b)	3,651	47,207
CVRx Inc (b)	2,349	16,091
Delcath Systems Inc (b)	3,405	33,744
Electromed Inc (b)	918	27,421
Embecta Corp	7,554	80,148
Glaukos Corp (b)	7,421	885,919
Haemonetics Corp (b)	6,043	402,826
Inogen Inc (b)	3,113	18,367
Integer Holdings Corp (b)	4,527	393,215
Integra LifeSciences Holdings Corp (b)	8,625	96,083
iRadimed Corp	1,038	101,599
LeMaitre Vascular Inc	2,707	230,014
Merit Medical Systems Inc (b)	7,665	621,555
Neogen Corp (b)	28,093	287,110
NeuroPace Inc (b)	3,082	46,631
Novocure Ltd (b)	13,237	164,139
Omnicell Inc (b)	5,809	281,737
OraSure Technologies Inc (b)	9,319	26,000
Orthofix Medical Inc (b)	5,128	67,843
OrthoPediatrics Corp (b)	2,176	37,993
PROCEPT BioRobotics Corp (b)	7,237	209,584
Pulse Biosciences Inc (b)(c)	2,386	32,998
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	258	822
RxSight Inc (b)	4,549	39,531
Senseonics Holdings Inc (b)	4,958	36,342
SI-BONE Inc (b)	4,971	82,419
STAAR Surgical Co (b)	6,414	121,545
Tactile Systems Technology Inc (b)	2,877	83,030
Tandem Diabetes Care Inc (b)	8,720	173,441
TransMedics Group Inc (b)	4,420	592,170
Treace Medical Concepts Inc (b)	6,124	14,207
UFP Technologies Inc (b)	999	250,889
Utah Medical Products Inc	401	24,485
Varex Imaging Corp (b)	5,416	75,499
		6,901,005
Health Care Providers & Services - 2.0%
Accendra Health Inc (b)	9,437	20,855
AdaptHealth Corp (b)	13,784	138,529
Addus HomeCare Corp (b)	2,362	244,420
agilon health Inc (b)	40,178	33,436
Alignment Healthcare Inc (b)	18,892	425,637
AMN Healthcare Services Inc (b)	4,950	105,435
Astrana Health Inc (b)	5,558	126,389
Aveanna Healthcare Holdings Inc (b)	9,109	76,516
BrightSpring Health Services Inc (b)	14,696	577,112
Brookdale Senior Living Inc (b)	30,641	459,615
Castle Biosciences Inc (b)	3,758	148,028
Clover Health Investments Corp Class A (b)	51,353	115,031
Community Health Systems Inc (b)	14,648	47,020
Concentra Group Holdings Parent Inc	15,396	341,483
CorVel Corp (b)	4,054	282,280
Cross Country Healthcare Inc (b)	3,977	37,066
DocGo Inc Class A (b)	11,140	8,539
Enhabit Inc (b)	6,456	68,627
Fulgent Genetics Inc (b)	2,641	69,194
GeneDx Holdings Corp Class A (b)	2,768	266,448
Guardian Pharmacy Services Inc Class A (b)	2,530	76,406
Hims & Hers Health Inc Class A (b)(c)	26,921	729,290
Hinge Health Inc Class A (b)	1,895	66,136
LifeStance Health Group Inc (b)	22,537	159,337
National HealthCare Corp	1,610	230,407
National Research Corp Class A	1,753	35,656
NeoGenomics Inc (b)	16,769	202,234
OPKO Health Inc (b)	55,161	69,503
PACS Group Inc (b)	5,637	190,305
Pediatrix Medical Group Inc (b)	10,905	233,149
Pennant Group Inc/The (b)	4,456	123,075
Privia Health Group Inc (b)	15,005	348,416
Progyny Inc (b)	10,384	247,866
RadNet Inc (b)	8,980	629,498
Select Medical Holdings Corp	14,271	214,779
Sonida Senior Living Inc (b)	978	31,149
Strata Critical Medical Inc (b)	2,693	13,141
Surgery Partners Inc (b)	9,721	144,454
Talkspace Inc Class A (b)	18,374	74,231
US Physical Therapy Inc	1,957	164,134
		7,574,826
Health Care Technology - 0.3%
Certara Inc (b)	15,388	135,261
Claritev Corp Class A (b)	957	25,992
Definitive Healthcare Corp Class A (b)	5,464	12,676
Evolent Health Inc Class A (b)	14,321	45,970
GoodRx Holdings Inc Class A (b)	12,372	28,084
Health Catalyst Inc (b)	8,943	19,227
HealthStream Inc	3,070	68,430
HeartFlow Inc	2,300	68,701
LifeMD Inc (b)	5,278	17,101
OptimizeRx Corp (b)	2,105	22,650
Phreesia Inc (b)	7,324	98,361
Schrodinger Inc/United States (b)	7,216	100,808
Simulations Plus Inc (b)	2,182	36,854
Teladoc Health Inc (b)	22,807	124,298
TruBridge Inc (b)	1,289	24,942
Waystar Holding Corp (b)	14,817	393,541
		1,222,896
Life Sciences Tools & Services - 0.6%
10X Genomics Inc Class A (b)	15,071	304,434
Adaptive Biotechnologies Corp (b)	15,213	281,441
Azenta Inc (b)	5,252	204,198
BioLife Solutions Inc (b)	5,032	109,698
Codexis Inc (b)	10,139	12,572
CryoPort Inc (b)	6,397	60,835
Cytek Biosciences Inc (b)	14,201	71,005
Fortrea Holdings Inc (b)	11,984	201,451
Ginkgo Bioworks Holdings Inc Class A (b)	5,550	49,784
Lifecore Biomedical Inc (b)	4,773	41,477
Maravai LifeSciences Holdings Inc Class A (b)	16,267	54,657
MaxCyte Inc (b)	13,629	12,359
Mesa Laboratories Inc	715	56,313
Niagen Bioscience Inc (b)	7,176	42,984
OmniAb Inc (b)	16,027	29,169
Pacific Biosciences of California Inc (b)	38,734	87,539
Personalis Inc (b)	6,949	65,112
Quanterix Corp (b)	5,566	35,288
Quantum-Si Inc Class A (b)	22,679	25,627
Sotera Health Co (b)	26,784	485,327
Standard BioTools Inc (b)	40,319	56,447
		2,287,717
Pharmaceuticals - 2.3%
Aclaris Therapeutics Inc (b)	12,811	44,967
Alumis Inc (b)	7,933	194,438
Amneal Intermediate Inc Class A (b)	22,010	301,097
Amphastar Pharmaceuticals Inc (b)	4,570	121,059
Amylyx Pharmaceuticals Inc (b)	10,803	154,375
ANI Pharmaceuticals Inc (b)	2,336	191,202
Aquestive Therapeutics Inc (b)	11,613	34,258
Arvinas Inc (b)	8,262	110,546
Axsome Therapeutics Inc (b)	5,470	1,007,848
Collegium Pharmaceutical Inc (b)	4,078	187,262
CorMedix Inc (b)(c)	9,385	72,828
Crinetics Pharmaceuticals Inc (b)	12,253	611,915
Definium Therapeutics Inc (b)	12,760	215,389
Edgewise Therapeutics Inc (b)	9,589	269,930
Enliven Therapeutics Inc (b)	5,726	151,453
Esperion Therapeutics Inc (b)	30,772	104,317
Evolus Inc (b)	8,395	39,373
EyePoint Inc (b)	10,014	135,389
Fulcrum Therapeutics Inc (b)	6,203	66,558
Harmony Biosciences Holdings Inc (b)	5,169	188,772
Harrow Inc (b)	4,278	175,141
Innoviva Inc (b)	9,167	183,340
LENZ Therapeutics Inc (b)	2,813	44,502
Lexicon Pharmaceuticals Inc (b)	24,498	28,418
Ligand Pharmaceuticals Inc (b)	2,543	488,510
Liquidia Corp (b)	8,879	376,381
Nektar Therapeutics (b)	2,616	97,655
Novartis AG rights (b)(d)	7,778	0
Nuvation Bio Inc Class A (b)	30,875	161,785
Ocular Therapeutix Inc (b)	22,082	201,829
Omeros Corp (b)(c)	9,203	107,583
Pacira BioSciences Inc (b)	5,549	113,976
Phathom Pharmaceuticals Inc (b)	5,837	79,792
Phibro Animal Health Corp Class A	2,643	106,116
Prestige Consumer Healthcare Inc (b)	6,221	401,068
Septerna Inc (b)	2,922	68,199
SIGA Technologies Inc	5,385	36,080
Supernus Pharmaceuticals Inc (b)	7,420	357,347
Tarsus Pharmaceuticals Inc (b)	5,051	325,992
Terns Pharmaceuticals Inc (b)	11,135	385,271
Theravance Biopharma Inc (b)	4,765	90,249
Third Harmonic Bio Inc (b)(d)	4,575	0
Trevi Therapeutics Inc (b)	13,361	139,890
WaVe Life Sciences Ltd (b)	18,712	242,133
Xeris Biopharma Holdings Inc (b)	21,372	157,298
Zevra Therapeutics Inc (b)	7,356	66,204
		8,637,735
TOTAL HEALTH CARE		61,739,347
Industrials - 20.2%
Aerospace & Defense - 4.0%
AAR Corp (b)	5,035	533,257
AeroVironment Inc (b)	4,112	1,144,740
AerSale Corp (b)	4,018	30,095
AIRO Group Holdings Inc	1,325	13,634
Archer Aviation Inc Class A (b)	79,376	570,713
Astronics Corp (b)	4,090	309,818
Byrna Technologies Inc (b)	2,368	32,465
Cadre Holdings Inc	3,727	149,117
Ducommun Inc (b)	1,784	202,216
Intuitive Machines Inc Class A (b)(c)	14,493	275,222
Kratos Defense & Security Solutions Inc (b)	21,825	2,248,193
Leonardo DRS Inc	9,974	409,532
Loar Holdings Inc (b)	4,602	315,605
Mercury Systems Inc (b)	6,842	642,327
Moog Inc Class A	3,671	1,120,940
National Presto Industries Inc	690	87,906
Red Cat Holdings Inc (b)(c)	13,555	182,993
Redwire Corp Class A (b)(c)	9,978	117,242
Rocket Lab Corp	60,753	4,864,493
StandardAero Inc (b)	18,187	561,796
V2X Inc (b)	2,654	182,675
Virgin Galactic Holdings Inc Class A (b)(c)	8,279	23,595
Voyager Technologies Inc Class A	1,661	50,710
VSE Corp	3,024	660,956
		14,730,240
Air Freight & Logistics - 0.1%
Forward Air Corp Class A (b)	2,844	79,291
Hub Group Inc Class A	7,826	372,361
		451,652
Building Products - 1.5%
AAON Inc	8,748	796,593
American Woodmark Corp (b)	1,873	111,237
Apogee Enterprises Inc	2,775	103,036
AZZ Inc	3,891	483,612
CSW Industrials Inc	2,159	582,887
Gibraltar Industries Inc (b)	3,832	196,428
Griffon Corp	5,045	410,915
Hayward Holdings Inc (b)	25,753	415,653
Insteel Industries Inc	2,509	83,148
Janus International Group Inc (b)	17,854	122,478
JELD-WEN Holding Inc (b)	10,791	29,352
Masterbrand Inc (b)	16,430	199,132
Modine Manufacturing Co (b)	6,804	1,256,427
Quanex Building Products Corp	5,872	109,924
Resideo Technologies Inc (b)	17,806	610,034
Tecnoglass Inc	3,389	165,756
		5,676,612
Commercial Services & Supplies - 1.4%
ABM Industries Inc	7,908	364,084
ACCO Brands Corp	11,562	45,207
ACV Auctions Inc Class A (b)	22,322	174,335
Brady Corp Class A	5,645	488,123
BrightView Holdings Inc (b)	9,022	120,534
Brink's Co/The	5,368	681,951
CoreCivic Inc (b)	13,523	250,581
Deluxe Corp	5,805	153,252
Ennis Inc	3,359	65,467
Enviri Corp (b)	10,356	195,936
GEO Group Inc/The (b)	17,662	282,239
Healthcare Services Group Inc (b)	9,082	170,923
HNI Corp	8,896	425,140
Interface Inc	7,570	238,228
Liquidity Services Inc (b)	3,064	98,048
MillerKnoll Inc	8,922	179,154
Montrose Environmental Group Inc (b)	4,223	94,088
OPENLANE Inc (b)	13,706	411,728
Perma-Fix Environmental Services Inc (b)	2,269	34,648
Pitney Bowes Inc	19,202	200,277
Quad/Graphics Inc Class A	3,982	24,370
UniFirst Corp/MA	1,880	404,200
Vestis Corp	14,388	93,954
Virco Mfg. Corp	1,370	9,575
		5,206,042
Construction & Engineering - 2.3%
Ameresco Inc Class A (b)	3,934	123,292
Arcosa Inc	6,336	725,282
Argan Inc	1,786	619,938
Bowman Consulting Group Ltd (b)	1,884	65,620
Construction Partners Inc Class A (b)	6,144	675,103
Dycom Industries Inc (b)	3,740	1,362,819
Granite Construction Inc	5,639	680,853
Great Lakes Dredge & Dock Corp (b)	8,727	130,730
IES Holdings Inc (b)	1,131	430,108
Limbach Holdings Inc (b)	1,422	122,264
Matrix Service Co (b)	3,668	52,525
MYR Group Inc (b)	2,003	500,830
NWPX Infrastructure Inc (b)	1,235	83,301
Orion Group Holdings Inc (b)	4,955	60,549
Primoris Services Corp	6,980	1,034,785
Sterling Infrastructure Inc (b)	3,971	1,421,261
Tutor Perini Corp	5,721	451,330
		8,540,590
Electrical Equipment - 2.4%
Allient Inc	1,923	117,322
American Superconductor Corp (b)	5,863	175,421
Array Technologies Inc (b)	19,787	224,088
Blink Charging Co (b)	14,725	10,454
Bloom Energy Corp Class A (b)	28,123	4,256,979
ChargePoint Holdings Inc Class A (b)(c)	3,041	18,216
EnerSys	4,767	858,966
Enovix Corp Class B (b)(c)	24,938	165,090
Eos Energy Enterprises Inc (b)(c)	37,261	545,501
Fluence Energy Inc Class A (b)	8,310	255,699
FuelCell Energy Inc (b)	6,135	50,246
GrafTech International Ltd (b)(c)	2,064	31,187
Hyliion Holdings Corp Class A (b)	16,218	33,247
LSI Industries Inc	4,039	89,302
Net Power Inc Class A (b)	5,224	12,380
NuScale Power Corp Class A (b)	19,445	339,899
Plug Power Inc (b)	179,865	380,414
Powell Industries Inc	1,217	539,849
Preformed Line Products Co	334	83,814
SES AI Corp Class A (b)	33,671	68,352
Shoals Technologies Group Inc (b)	21,697	204,820
Thermon Group Holdings Inc (b)	4,232	191,498
Vicor Corp (b)	2,938	463,234
		9,115,978
Ground Transportation - 0.6%
ArcBest Corp	2,915	262,991
Avis Budget Group Inc (b)(c)	2,186	251,368
Covenant Logistics Group Inc Class A	1,935	47,601
Ftai Infrastructure Inc	15,036	87,510
Heartland Express Inc	5,865	59,178
Hertz Global Holdings Inc (b)(c)	15,990	78,351
Marten Transport Ltd	7,482	92,029
Proficient Auto Logistics Inc (b)	3,039	30,633
Ryder System Inc	5,215	997,525
Schneider National Inc Class B	6,462	173,440
Universal Logistics Holdings Inc	873	13,976
Werner Enterprises Inc	7,751	265,472
		2,360,074
Machinery - 4.3%
3D Systems Corp (b)	16,543	37,055
Alamo Group Inc	1,397	272,848
Albany International Corp Class A	3,721	206,478
Astec Industries Inc	2,955	143,968
Atmus Filtration Technologies Inc	10,543	611,178
Blue Bird Corp (b)	4,120	207,277
CECO Environmental Corp (b)	3,921	264,393
Columbus McKinnon Corp/NY	3,666	77,279
Douglas Dynamics Inc	2,992	112,739
Energy Recovery Inc (b)	6,842	99,825
Enerpac Tool Group Corp Class A	6,860	276,870
Enpro Inc	2,722	649,959
Esab Corp	7,375	893,113
ESCO Technologies Inc	3,338	761,631
Federal Signal Corp	7,858	849,371
Franklin Electric Co Inc	4,951	493,219
Gates Industrial Corp PLC (b)	33,350	767,717
Gorman-Rupp Co/The	2,697	146,960
Graham Corp (b)	1,331	93,064
Greenbrier Cos Inc/The	4,003	201,831
Helios Technologies Inc	4,287	277,712
Hillenbrand Inc	9,113	290,796
Hillman Solutions Corp (b)	25,645	240,294
Hyster-Yale Inc Class A	1,472	49,237
JBT Marel Corp	6,712	1,055,865
Kadant Inc	1,523	488,944
Kennametal Inc	9,847	338,638
Lindsay Corp	1,406	176,130
Manitowoc Co Inc/The (b)	4,514	58,321
Mayville Engineering Co Inc (b)	1,837	36,004
Miller Industries Inc/TN	1,538	63,012
Mueller Water Products Inc Class A1	20,236	547,789
Proto Labs Inc (b)	3,061	161,162
REV Group Inc	6,312	403,337
SPX Technologies Inc (b)	6,438	1,341,744
Standex International Corp	1,566	375,840
Symbotic Inc Class A (b)	7,152	388,854
Tennant CO	2,341	178,127
Terex Corp	8,473	482,961
Titan International Inc (b)	6,206	59,205
Trinity Industries Inc	10,367	297,948
Wabash National Corp	5,236	53,041
Watts Water Technologies Inc Class A	3,542	1,060,156
Worthington Enterprises Inc	4,073	226,337
		15,818,229
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	4,949	103,434
Passenger Airlines - 0.3%
Allegiant Travel Co (b)	1,730	153,330
Frontier Group Holdings Inc (b)	7,237	33,579
JetBlue Airways Corp (b)	37,617	183,195
Joby Aviation Inc Class A (b)	29,414	310,906
SkyWest Inc (b)	5,194	501,325
Sun Country Airlines Holdings Inc (b)	6,794	119,167
		1,301,502
Professional Services - 1.9%
Alight Inc Class A	59,661	91,281
Amentum Holdings Inc (b)	19,817	709,052
Barrett Business Services Inc	3,311	125,818
BlackSky Technology Inc Class A (b)	3,974	87,706
Cbiz Inc (b)	6,361	250,305
Conduent Inc (b)	19,573	27,206
CRA International Inc	845	159,654
CSG Systems International Inc	3,509	279,843
First Advantage Corp (b)	10,300	139,050
Franklin Covey Co (b)	1,330	27,092
Huron Consulting Group Inc (b)	2,065	348,985
ICF International Inc	2,392	223,054
Innodata Inc (b)	4,129	228,912
Insperity Inc	4,661	199,165
Kelly Services Inc Class A	4,132	44,584
Kforce Inc	2,141	75,642
Korn Ferry	6,768	470,173
Legalzoom.com Inc (b)	14,878	132,265
Mistras Group Inc (b)	2,393	33,837
Parsons Corp (b)	6,872	481,452
Planet Labs PBC Class A (b)	32,613	814,348
Resolute Holdings Management Inc	472	96,269
Resources Connection Inc	3,970	17,984
Spire Global Inc Class A (b)(c)	3,946	45,182
TriNet Group Inc	3,860	236,386
TrueBlue Inc (b)	3,773	20,223
TTEC Holdings Inc (b)	2,689	8,578
UL Solutions Inc Class A	9,729	683,268
Upwork Inc (b)	16,892	338,347
Verra Mobility Corp Class A (b)	20,600	397,580
Willdan Group Inc (b)	1,818	229,432
		7,022,673
Trading Companies & Distributors - 1.4%
Alta Equipment Group Inc Class A	2,512	16,980
BlueLinx Holdings Inc (b)	1,006	69,977
Boise Cascade Co	4,796	387,565
Custom Truck One Source Inc Class A (b)	7,838	49,536
Distribution Solutions Group Inc (b)	851	24,160
DNOW Inc (b)	24,013	364,757
DXP Enterprises Inc/TX (b)	1,646	214,062
Global Industrial Co	1,869	57,117
Herc Holdings Inc	3,950	566,193
Hudson Technologies Inc (b)	4,941	35,427
McGrath RentCorp	3,184	355,621
MSC Industrial Direct Co Inc Class A	5,932	500,305
NPK International Inc (b)	10,886	150,336
QXO Inc (b)(c)	62,757	1,391,950
Rush Enterprises Inc Class A	7,829	502,544
Titan Machinery Inc (b)	2,564	41,716
Transcat Inc (b)	1,221	73,639
Willis Lease Finance Corp	399	72,730
Xometry Inc Class A (b)	5,661	323,413
		5,198,028
TOTAL INDUSTRIALS		75,525,054
Information Technology - 13.8%
Communications Equipment - 1.0%
ADTRAN Holdings Inc (b)	9,416	86,816
Applied Optoelectronics Inc (b)	8,294	361,701
Aviat Networks Inc (b)	1,555	33,915
Calix Inc (b)	7,784	347,711
Clearfield Inc (b)	1,468	43,702
Digi International Inc (b)	4,812	207,253
Extreme Networks Inc (b)	17,303	252,278
Harmonic Inc (b)	14,458	140,532
Netgear Inc (b)	3,630	75,903
NetScout Systems Inc (b)	8,875	246,814
Ribbon Communications Inc (b)	11,734	30,743
Viasat Inc (b)	17,484	789,752
Viavi Solutions Inc (b)	28,901	706,918
Vistance Networks Inc (b)	28,591	514,638
		3,838,676
Electronic Equipment, Instruments & Components - 3.2%
908 Devices Inc (b)	3,519	22,204
Advanced Energy Industries Inc	4,878	1,245,646
Aeva Technologies Inc (b)	3,553	45,372
Arlo Technologies Inc (b)	13,649	173,206
Avnet Inc	10,521	656,405
Badger Meter Inc	3,812	558,763
Bel Fuse Inc Class B	1,365	274,624
Belden Inc	5,084	597,421
Benchmark Electronics Inc	4,631	241,460
Climb Global Solutions Inc	523	62,023
Crane NXT Co	6,379	322,267
CTS Corp	3,748	192,685
Daktronics Inc (b)	5,327	123,320
ePlus Inc	3,395	291,325
Evolv Technologies Holdings Inc Class A (b)	18,146	112,324
IPG Photonics Corp (b)	3,282	303,290
Itron Inc (b)	5,921	586,653
Kimball Electronics Inc (b)	3,145	95,010
Knowles Corp (b)	11,033	267,440
Lightwave Logic Inc (b)	16,550	54,615
Methode Electronics Inc	4,666	37,281
MicroVision Inc (b)(c)	39,484	32,085
Mirion Technologies Inc Class A (b)	32,022	795,426
Napco Security Technologies Inc	4,602	169,768
nLight Inc (b)	6,571	299,703
OSI Systems Inc (b)	2,065	516,539
Ouster Inc Class A (b)	7,723	160,870
PC Connection Inc	1,481	87,098
Plexus Corp (b)	3,487	695,064
Powerfleet Inc NJ (b)	15,228	77,815
Rogers Corp (b)	2,169	210,914
Sanmina Corp (b)	7,052	999,127
ScanSource Inc (b)	2,606	112,032
SmartRent Inc Class A (b)	22,741	36,840
TTM Technologies Inc (b)	13,358	1,311,756
Vishay Intertechnology Inc	15,980	321,997
Vishay Precision Group Inc (b)	1,608	80,529
		12,170,897
IT Services - 0.6%
Applied Digital Corp (b)	32,172	1,089,987
Backblaze Inc Class A (b)	7,541	34,312
BigBear.ai Holdings Inc (b)(c)	56,404	284,276
Commerce.com Inc (b)	8,629	26,922
DigitalOcean Holdings Inc (b)	8,859	489,460
Fastly Inc Class A (b)	18,203	168,378
Grid Dynamics Holdings Inc (b)	8,534	70,576
Hackett Group Inc/The	2,981	54,403
Rackspace Technology Inc (b)	12,922	7,903
TSS Inc/MD (b)	3,138	32,008
Unisys Corp (b)	8,539	22,458
Whitefiber Inc (c)	1,280	24,973
		2,305,656
Semiconductors & Semiconductor Equipment - 3.4%
ACM Research Inc Class A (b)	6,884	400,098
Aehr Test Systems (b)	3,627	92,996
Alpha & Omega Semiconductor Ltd (b)	3,269	72,245
Ambarella Inc (b)	5,242	335,698
Ambiq Micro Inc	563	17,109
Amkor Technology Inc	14,696	710,258
Atomera Inc (b)	3,982	11,666
Axcelis Technologies Inc (b)	4,009	353,073
CEVA Inc (b)	3,095	65,274
Cohu Inc (b)	6,002	171,297
Credo Technology Group Holding Ltd (b)	19,676	2,465,009
Diodes Inc (b)	5,997	354,962
FormFactor Inc (b)	10,022	706,451
Ichor Holdings Ltd (b)	4,424	134,224
Impinj Inc (b)	3,467	478,793
Kopin Corp (b)	23,523	59,983
MACOM Technology Solutions Holdings Inc (b)	8,278	1,813,379
MaxLinear Inc (b)	10,645	184,691
Navitas Semiconductor Corp Class A (b)	25,572	219,408
NVE Corp	629	42,450
PDF Solutions Inc (b)	4,128	131,477
Penguin Solutions Inc (b)	6,189	118,891
Photronics Inc (b)	7,638	264,046
Rigetti Computing Inc Class A (b)	42,650	774,951
Semtech Corp (b)	11,214	894,317
SiTime Corp (b)	2,834	1,029,054
SkyWater Technology Inc (b)	3,623	114,704
SolarEdge Technologies Inc (b)	7,737	239,460
Ultra Clean Holdings Inc (b)	5,875	256,620
Veeco Instruments Inc (b)	7,791	243,313
		12,755,897
Software - 4.9%
8x8 Inc (b)	17,996	29,873
A10 Networks Inc	9,291	162,035
ACI Worldwide Inc (b)	13,343	578,552
Adeia Inc	14,194	256,769
Agilysys Inc (b)	3,282	284,714
Alarm.com Holdings Inc (b)	6,461	315,168
Alkami Technology Inc (b)	10,200	216,138
Amplitude Inc Class A (b)	12,150	111,416
Appfolio Inc Class A (b)	2,987	567,172
Appian Corp Class A (b)	5,174	144,355
Arteris Inc (b)	4,027	60,445
Asana Inc Class A (b)	11,682	119,741
AvePoint Inc Class A (b)	18,205	211,724
Blackbaud Inc (b)	4,734	254,216
BlackLine Inc (b)	6,458	300,103
Blend Labs Inc Class A (b)	28,763	68,456
Braze Inc Class A (b)	11,155	232,247
C3.ai Inc Class A (b)	15,712	172,989
Ccc Intelligent Solutions Holdings Inc Class A (b)	75,549	572,661
Cerence Inc (b)	5,664	64,173
Cipher Mining Inc (b)	37,791	603,144
Cleanspark Inc (b)(c)	36,281	429,567
Clear Secure Inc Class A	11,469	374,119
Clearwater Analytics Holdings Inc Class A (b)	37,226	896,774
Confluent Inc Class A (b)	38,593	1,178,630
Consensus Cloud Solutions Inc (b)	2,457	52,482
Core Scientific Inc (b)(c)	40,067	720,805
Daily Journal Corp (b)	117	68,605
Digimarc Corp (b)	2,439	14,951
Digital Turbine Inc (b)	13,081	68,283
Domo Inc Class B (b)	4,455	26,151
Expensify Inc Class A (b)	7,734	11,214
Freshworks Inc Class A (b)	26,837	289,303
Gitlab Inc Class A (b)	18,169	635,552
I3 Verticals Inc Class A (b)	2,716	60,322
Intapp Inc (b)	7,322	248,582
InterDigital Inc	3,328	1,086,392
Jamf Holding Corp (b)	10,793	140,849
Klaviyo Inc Class A (b)	17,806	395,471
LiveRamp Holdings Inc (b)	8,301	202,129
MARA Holdings Inc (b)(c)	48,788	463,486
Mitek Systems Inc (b)	6,028	60,401
N-able Inc/US (b)	9,646	58,551
nCino Inc (b)	13,633	291,065
NCR Voyix Corp (b)	17,816	176,735
NextNav Inc Class A (b)	11,422	164,020
OneSpan Inc	4,999	58,888
Onestream Inc Class A (b)	10,407	245,709
Ooma Inc (b)	3,371	39,609
PagerDuty Inc (b)	12,019	127,401
PAR Technology Corp (b)(c)	5,221	136,842
Pegasystems Inc	11,869	518,557
Porch Group Inc (b)	12,746	100,566
Progress Software Corp (b)	5,565	227,720
Q2 Holdings Inc (b)	8,072	494,410
Red Violet Inc	1,700	77,316
Rekor Systems Inc (b)	15,849	17,592
Riot Platforms Inc (b)	41,748	645,842
SEMrush Holdings Inc Class A (b)	5,772	68,629
SoundHound AI Inc Class A (b)(c)	50,000	423,000
Sprinklr Inc Class A (b)	15,660	99,911
Sprout Social Inc Class A (b)	6,846	61,956
Telos Corp (b)	7,107	38,804
Terawulf Inc (b)(c)	42,761	571,715
Veritone Inc (b)	10,503	37,496
Vertex Inc Class A (b)	9,458	175,446
Viant Technology Inc Class A (b)	2,162	25,555
Weave Communications Inc (b)	8,649	56,219
Xperi Inc (b)	6,172	34,934
Yext Inc (b)	13,558	97,075
Zeta Global Holdings Corp Class A (b)	25,479	473,400
		18,295,122
Technology Hardware, Storage & Peripherals - 0.7%
Corsair Gaming Inc (b)	5,957	30,381
Diebold Nixdorf Inc (b)	4,642	320,344
Eastman Kodak Co (b)	9,060	66,319
GPGI Inc Class A (b)	9,089	214,228
Immersion Corp	3,433	23,070
IonQ Inc (b)(c)	45,784	1,830,444
Turtle Beach Corp (b)	1,830	21,887
Xerox Holdings Corp	15,513	33,973
		2,540,646
TOTAL INFORMATION TECHNOLOGY		51,906,894
Materials - 3.6%
Chemicals - 1.5%
AdvanSix Inc	3,454	54,711
American Vanguard Corp (b)	3,639	18,486
Arq Inc (b)	4,175	14,863
ASP Isotopes Inc (b)(c)	14,116	89,495
Aspen Aerogels Inc (b)	8,842	29,798
Cabot Corp	6,880	496,667
Ecovyst Inc (b)	14,679	155,744
Hawkins Inc	2,702	351,936
HB Fuller Co	7,003	420,880
Ingevity Corp (b)	4,650	305,924
Innospec Inc	3,216	262,812
Intrepid Potash Inc (b)	1,352	44,400
Koppers Holdings Inc	2,512	74,004
Kronos Worldwide Inc	2,830	14,858
LSB Industries Inc (b)	7,100	65,959
Mativ Holdings Inc	7,042	84,856
Minerals Technologies Inc	4,031	265,079
NewMarket Corp	1,008	676,156
Origin Materials Inc Class A (b)	16,418	3,103
Perimeter Solutions Inc (b)	18,144	474,466
PureCycle Technologies Inc (b)(c)	18,413	176,028
Quaker Chemical Corp	1,777	273,196
Rayonier Advanced Materials Inc (b)	8,605	66,775
Sensient Technologies Corp	5,504	520,238
Stepan Co	2,776	159,925
Trinseo PLC	4,533	2,039
Tronox Holdings PLC	15,307	92,760
Westlake Corp	4,322	342,821
		5,537,979
Construction Materials - 0.0%
United States Lime & Minerals Inc	1,364	164,402
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	18,557	81,465
Greif Inc Class A	3,385	239,049
Myers Industries Inc	4,843	100,105
O-I Glass Inc (b)	19,841	303,170
Ranpak Holdings Corp Class A (b)	5,396	27,196
TriMas Corp	4,132	143,670
		894,655
Metals & Mining - 1.8%
Alpha Metallurgical Resources Inc (b)	1,397	293,091
Century Aluminum Co (b)	6,878	311,780
Coeur Mining Inc (b)	83,008	1,696,684
Compass Minerals International Inc (b)	4,448	111,111
Contango ORE Inc (b)	1,382	39,179
Hecla Mining Co	86,614	1,950,547
Idaho Strategic Resources Inc (b)	1,848	66,639
Ivanhoe Electric Inc / US (b)	13,837	236,474
Kaiser Aluminum Corp	2,079	254,927
Materion Corp	2,677	370,176
Mesabi Trust	1,746	57,442
Metallus Inc (b)	4,605	91,870
Olympic Steel Inc	1,295	62,277
Ramaco Resources Inc Class A (b)	5,113	99,755
Ryerson Holding Corp	3,528	99,560
SunCoke Energy Inc	10,872	85,454
Warrior Met Coal Inc	6,797	606,972
Worthington Steel Inc	4,198	168,886
		6,602,824
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	2,058	34,615
Sylvamo Corp	4,299	210,393
		245,008
TOTAL MATERIALS		13,444,868
Real Estate - 4.7%
Diversified REITs - 0.5%
Alexander & Baldwin Inc	9,446	195,910
Alpine Income Property Trust Inc	1,639	28,879
American Assets Trust Inc	6,103	110,220
Armada Hoffler Properties Inc Class A	10,377	72,328
Broadstone Net Lease Inc Class A	24,414	451,903
CTO Realty Growth Inc	3,908	69,445
Essential Properties Realty Trust Inc	25,567	776,215
Gladstone Commercial Corp	6,336	73,814
Global Net Lease Inc	25,564	241,835
		2,020,549
Health Care REITs - 0.8%
CareTrust REIT Inc	28,836	1,076,737
Community Healthcare Trust Inc	3,391	58,596
Diversified Healthcare Trust	28,023	162,814
Global Medical REIT Inc	1,644	56,784
LTC Properties Inc	6,152	224,363
National Health Investors Inc	6,183	507,748
Sabra Health Care REIT Inc	32,219	603,462
Sila Realty Trust Inc	7,189	175,052
Universal Health Realty Income Trust	1,680	66,746
		2,932,302
Hotel & Resort REITs - 0.4%
Apple Hospitality REIT Inc	28,427	330,891
Chatham Lodging Trust	6,384	45,390
DiamondRock Hospitality Co	26,345	241,847
Pebblebrook Hotel Trust	14,527	165,898
RLJ Lodging Trust	19,152	142,299
Service Properties Trust	19,964	39,728
Summit Hotel Properties Inc	13,711	60,603
Sunstone Hotel Investors Inc	24,587	215,628
Xenia Hotels & Resorts Inc	12,237	180,496
		1,422,780
Industrial REITs - 0.0%
One Liberty Properties Inc	2,137	46,052
Office REITs - 0.4%
Brandywine Realty Trust	22,239	62,936
COPT Defense Properties	14,671	452,014
Easterly Government Properties Inc	5,654	132,247
Empire State Realty Trust Inc Class A	17,804	118,041
Hudson Pacific Properties Inc (b)	6,931	59,745
JBG SMITH Properties	7,594	127,883
NET Lease Office Properties	1,833	35,762
Orion Properties Inc	6,877	15,335
Peakstone Realty Trust	4,268	66,666
Piedmont Realty Trust Inc Class A1	15,925	134,089
Postal Realty Trust Inc Class A	3,217	58,646
SL Green Realty Corp	9,169	410,588
		1,673,952
Real Estate Management & Development - 0.8%
Compass Inc Class A (b)	63,144	790,564
Cushman & Wakefield Ltd	29,928	492,016
Douglas Elliman Inc (b)	9,853	26,603
eXp World Holdings Inc	11,843	107,061
Forestar Group Inc (b)	2,522	65,622
Kennedy-Wilson Holdings Inc	15,452	152,202
Marcus & Millichap Inc	3,134	85,245
Newmark Group Inc Class A	20,586	367,048
Opendoor Technologies Inc Class A (b)	103,557	533,319
Opendoor Technologies Inc warrants 11/20/2026 (b)	2,841	2,420
Opendoor Technologies Inc warrants 11/20/2026 (b)	2,841	1,293
Opendoor Technologies Inc warrants 11/20/2026 (b)	2,841	1,124
RE/MAX Holdings Inc Class A (b)	2,451	19,069
RMR Group Inc/The Class A	2,155	32,648
Seaport Entertainment Group Inc (b)	953	18,002
St Joe Co/The	5,164	341,805
Tejon Ranch Co (b)	3,235	52,051
		3,088,092
Residential REITs - 0.2%
Apartment Investment and Management Co Class A	16,662	97,973
Centerspace	2,151	138,245
NexPoint Residential Trust Inc	2,816	85,099
UMH Properties Inc	10,495	164,037
Veris Residential Inc	10,376	157,611
		642,965
Retail REITs - 1.0%
Acadia Realty Trust	16,930	338,769
Alexander's Inc	281	68,817
CBL & Associates Properties Inc	2,056	73,605
Curbline Properties Corp	12,550	304,338
FrontView REIT Inc	2,910	47,753
Getty Realty Corp	6,910	206,333
InvenTrust Properties Corp	10,105	296,986
Macerich Co/The	33,027	625,201
NETSTREIT Corp (c)	10,800	203,472
Phillips Edison & Co Inc	16,268	589,390
Saul Centers Inc	1,608	51,022
SITE Centers Corp	6,572	40,220
Tanger Inc	14,898	487,463
Urban Edge Properties	16,253	315,796
Whitestone REIT	5,784	82,364
		3,731,529
Specialized REITs - 0.6%
EPR Properties	9,858	534,698
Farmland Partners Inc	5,113	59,362
Four Corners Property Trust Inc	13,732	338,494
Gladstone Land Corp	4,445	49,561
Millrose Properties Inc Class A	19,932	593,974
Outfront Media Inc	18,771	456,511
Safehold Inc	5,875	82,896
		2,115,496
TOTAL REAL ESTATE		17,673,717
Utilities - 2.0%
Electric Utilities - 0.9%
Hawaiian Electric Industries Inc (b)	22,285	341,406
MGE Energy Inc	4,733	378,072
Oklo Inc Class A (b)(c)	15,953	1,270,179
Otter Tail Corp	5,414	482,712
TXNM Energy Inc	12,644	744,984
		3,217,353
Gas Utilities - 0.3%
Chesapeake Utilities Corp	3,057	393,375
Northwest Natural Holding Co	5,383	250,632
Spire Inc	7,627	644,405
		1,288,412
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy Inc Class A	5,889	198,872
Clearway Energy Inc Class C	9,660	349,209
Hallador Energy Co (b)	4,571	84,517
		632,598
Multi-Utilities - 0.3%
Avista Corp	10,506	433,793
Northwestern Energy Group Inc	7,944	539,080
Unitil Corp	2,316	117,907
		1,090,780
Water Utilities - 0.3%
American States Water Co	5,011	365,603
Cadiz Inc (b)	7,206	40,641
California Water Service Group	7,715	344,861
Consolidated Water Co Ltd	1,936	73,336
H2O America	4,317	224,657
Middlesex Water Co	2,386	124,979
York Water Co/The	1,900	63,801
		1,237,878
TOTAL UTILITIES		7,467,021
TOTAL UNITED STATES		367,414,677
TOTAL COMMON STOCKS (Cost $262,845,508)		373,819,524

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (h) (Cost $125,854)	3.82	126,000	125,874

Money Market Funds - 5.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	919,451	919,635
Fidelity Securities Lending Cash Central Fund (i)(j)	3.70	19,654,548	19,656,513
TOTAL MONEY MARKET FUNDS (Cost $20,576,148)			20,576,148

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $283,547,510)	394,521,546
NET OTHER ASSETS (LIABILITIES) - (5.1)% (f)	(19,155,484)
NET ASSETS - 100.0%	375,366,062

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	12	3/2026	1,574,760	52,915

The notional amount of long futures as a percentage of Net Assets is 0.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $168,644 or 0.0% of net assets.

(f)	Includes $55,770 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $125,874.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	317,847	45,646,713	45,044,957	54,643	32	-	919,635	919,451	0.0%
Fidelity Securities Lending Cash Central Fund	15,452,859	125,841,453	121,637,411	250,383	(388)	-	19,656,513	19,654,548	0.1%
Total	15,770,706	171,488,166	166,682,368	305,026	(356)	-	20,576,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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